Invested Assets and Investment Income - Summary of Invested Assets and Segregated Funds Net Assets Measured at Fair Value Using Significant Unobservable Inputs (Level 3) (Parenthetical) (Detail)
$ in Millions
12 Months Ended
Dec. 31, 2023 CAD ($)
Private Placement Bonds [Member] | Beyond 30 years [Member] | Level 2 of fair value hierarchy [Member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Transfers out of Level 3 of fair value hierarchy, assets	$ 1,771